Fair Value Measurements (Details) - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 1,658.6	$ 106.5
Unamortized debt issuance costs and unamortized original issue discount	69.9
Debt issuance cost	43.7	9.5
Revolving Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt issuance cost		9.5
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	1.6	13.4
Long-term debt	1,665.1	106.5
Carrying value | Revolving Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt		106.5
Carrying value | Term loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	1,665.1
Fair Value Measurements | Quoted Prices in Active Markets of Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments	1.6	13.4
Fair Value Measurements | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	1,639.6	116.0
Fair Value Measurements | Significant Other Observable Inputs (Level 2) | Revolving Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt		$ 116.0
Fair Value Measurements | Significant Other Observable Inputs (Level 2) | Term loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 1,639.6